Investments - Mortgage loans amortized cost by debt service coverage ratio distribution and year of origination (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost, net	$ 621,702	$ 733,258
Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	632,795	733,258
Allowance	(11,093)	0
Amortized cost, net	621,702	733,258
Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0	0
1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	80,516	48,780
1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	178,222	221,384
Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	374,057	$ 463,094
2015 and prior | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	282,906
2015 and prior | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2015 and prior | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	31,451
2015 and prior | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	79,681
2015 and prior | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	171,774
2016 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	66,858
2016 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2016 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2016 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	6,290
2016 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	60,568
2017 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	57,189
2017 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2017 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	16,187
2017 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	27,786
2017 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	13,216
2018 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	78,922
2018 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2018 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	5,000
2018 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	12,009
2018 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	61,913
2019 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	120,120
2019 | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
2019 | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	14,078
2019 | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	52,456
2019 | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	53,586
Current | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	26,800
Current | Below 1.0 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
Current | 1.0 - 1.25 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	13,800
Current | 1.26 - 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	0
Current | Above 1.50 | Mortgage loans
Debt and Equity Securities, FV-NI [Line Items]
Amortized cost before allowance	$ 13,000